Document and Entity Information	Jan. 23, 2023
Cover [Abstract]
Entity Incorporation State Country Code	DE
Entity Address, State or Province	CT
Amendment Flag	false
Entity Central Index Key	0000025445
Document Type	8-K
Document Period End Date	Jan. 23, 2023
Entity Registrant Name	CRANE HOLDINGS, CO.
Entity File Number	1-1657
Entity Tax Identification Number	88-0706021
Entity Address, Address Line One	100 First Stamford Place
Entity Address, City or Town	Stamford
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	363-7300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00
Trading Symbol	CR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false